Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies
Balances in foreign currencies at December 31, 2020 are as follows:

	U.S. dollars $	British pounds £	Euro €
Cash and cash equivalents	23,134,113	26,768	37,347
Accounts payable and other liabilities	(455,588)	(2,244)	(930)
Warrant derivative	(417,238)	—	—
	22,261,287	24,524	36,417